CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Income/(loss)	$ (55,685,017)	$ (13,485,152)	$ 1,934,898
Adjustments to reconcile net income/( loss) to net cash (used in) provided by operating activities:
Depreciation and amortization expense	1,128,169	828,546	996,715
Provision for/(reversal of) allowance of doubtful accounts	7,612,174	(39,210)	93,737
Inventory provision	4,634,522	548,109	1,194,496
Impairment loss on long-term investment	7,267,596	0	0
Impairment loss on property and equipment	476,762
Gain on disposal of property and equipment	(2,815)
Deferred tax benefit/(expenses)	(3,054,564)	(6,582)	192,741
Share-based compensation	2,552,318	474,559	1,575,029
Amortization of right-of-use asset and interest of lease liabilities	1,058,998	1,511,607	1,636,237
Changes in operating assets and liabilities
Accounts receivable	21,792,022	9,978,211	(17,164,688)
Inventories	6,864,671	15,161,760	2,497,477
Prepayments and other current assets	2,671,987	13,055,163	(11,008,829)
Other non-current assets	456,108	49,917	(374,253)
Accounts payable	10,303,346	(2,429,356)	3,648,039
Amounts due to related parties	(865,544)	(746,904)	488,186
Advance from customers	226,143	(335,822)	(1,911,843)
Tax payable	(466,701)	401,915	177,502
Salary and welfare payables	(67,678)	153,700	(1,058,214)
Operating lease liabilities	(909,887)	(1,851,577)	(1,494,644)
Accrued liabilities and other current liabilities	(1,914,065)	(1,668,167)	4,498,900
Other non-current liabilities			(110,431)
Net cash (used in)/provided by operating activities	4,078,545	21,600,717	(14,188,945)
Cash flows from investing activities:
Cash held at disposal entities	(5,562)	(559,590)
Proceeds from sale of equity interests in subsidiaries		710,392
Loss from sale of equity interests in subsidiaries	1,490	(40,019)
Purchases of property and equipment	(102,826)	(119,092)	(557,627)
Proceeds from disposal of property and equipment	7,718	55,454
Payments for software procurement	(170,908)	(141,393)	(255,380)
Proceeds from disposal of intangible assets		409
(Loan to) repayment from long-term investments investee	646,000	(646,000)
Purchase of long-term investment	(1,450,000)	(5,904,000)
Net cash used in investing activities	(1,074,088)	(6,643,839)	(813,007)
Cash flows from financing activities:
Cash payments for acquisition of equity interests of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			(4,261,580)
Subscription fees received from the Founders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			9,261,300
Subscription fees received from the Round A and Round B Investors of ECMOHO Shanghai for Reorganization purpose (Note 1(b))			89,222
Proceeds from borrowings	30,550,799	105,033,389	50,434,437
Repayments of borrowings	(37,349,478)	(122,724,334)	(37,295,468)
Cash received from maturity of loan deposits (Note 9)		430,034	861,268
Cash payment for loan deposits (Note 9)			(854,188)
Contribution from non-controlling interests shareholders			29,196
Payment for acquisition of non-controlling interests			(170,324)
Payment for acquisition of redeemable non-controlling interests (Note 20)		(3,120,583)	(2,215,392)
Proceeds from issuance of ordinary shares upon Initial Public Offering and over-allotment option, net of payment of cost of issuance/(Payment of Initial Public Offering costs)			35,020,614
Capital injection from non-controlling interests shareholders			595,482
Proceeds (repayment) of borrowings from related parties	(990,000)	(600,000)	4,000,000
Proceeds of advances from related parties	2,186,806	3,409,587	9,436,151
Repayment of advances to related parties	(3,232,578)	(5,214,261)	(10,593,662)
Proceed from offering, net	8,116,313
Net cash provided by/(used in) financing activities	(718,138)	(22,786,168)	54,337,056
Effect of exchange rate change on cash, cash equivalents and restricted cash	(3,947,039)	2,014,703	(1,201,068)
Net change in cash, cash equivalents and restricted cash	(1,660,720)	(5,814,587)	38,134,036
Cash, cash equivalents and restricted cash at beginning of year	45,284,308	51,098,895	12,964,859
Cash, cash equivalents and restricted cash at end of year	43,623,588	45,284,308	51,098,895
Supplemental disclosure of cash flow information:
Interest paid	(1,365,964)	(2,422,116)	(2,531,209)
Non-cash financing and investing activities
Accretion to redemption value of convertible redeemable preferred shares			1,022,461
Accretion to redemption value of redeemable non-controlling interests			311,757
Payables for the acquisition of redeemable non-controlling interests (Note 20)			$ (3,120,583)
Operating lease right-of-use assets obtained in exchange for operating lease liabilities, (Note 11)	1,541,091	2,756,170
Termination of operating lease right-of-use assets and operating lease liabilities	2,001,317
Sale consideration from sale of equity interests in a subsidiary offset with amounts due to related parties (Note 3)		652,401
Recognition of other receivables from former subsidiaries offset with amounts due to related parties (Note 3)		2,295,358
Loss from sale of equity interests in subsidiaries to related parties recognized to additional paid-in capital (Note 3)	37,331	$ 1,950,871
Accrued offering cost	$ 52,936